Unaudited Condensed Consolidated Statements of Financial Position - EUR (€)	Jun. 30, 2022	Dec. 31, 2021
Non-current assets
Property and equipment	€ 231,133	€ 274,373
Right-of-use assets	1,506,039	1,408,078
Intangible assets	187,218	235,216
Other assets	341,666	336,566
Financial assets	237,412	27,206,990
Total non-current assets	2,503,468	29,461,224
Current assets
Current other assets	10,130,597	10,983,458
Current tax assets	1,518,072	1,282,177
Financial assets from government grants	8,260,503	0
Other financial assets	76,804,249	57,162,266
Cash and cash equivalents	15,416,152	26,249,995
Total current assets	112,129,573	95,677,896
TOTAL ASSETS	114,633,041	125,139,120
Equity
Issued capital	5,304,452	5,304,452
Share premium	280,310,744	280,310,744
Other capital reserves	35,259,689	30,591,209
Accumulated deficit	(227,512,333)	(213,975,679)
Other components of equity	8,769,086	3,050,270
Total equity	102,131,638	105,280,996
Non-current liabilities
Lease liabilities	1,170,237	1,066,354
Other liabilities	37,733	35,019
Total non-current liabilities	1,207,970	1,101,373
Current liabilities
Trade and other payables	7,912,503	8,574,244
Liabilities from government grants	2,145,135	8,300,000
Lease liabilities	370,153	366,171
Employee benefits	735,304	1,378,130
Other liabilities	130,338	138,206
Total current liabilities	11,293,433	18,756,751
Total Liabilities	12,501,404	19,858,124
TOTAL EQUITY AND LIABILITIES	€ 114,633,041	€ 125,139,120